                    METLIFE INVESTORS USA INSURANCE COMPANY

                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

                                 PIONEER PRISM
                                PIONEER PRISM L
                                PIONEER PRISM XC

                       SUPPLEMENT DATED OCTOBER 18, 2013
            TO THE PROSPECTUSES DATED MAY 1, 2009 (AS SUPPLEMENTED)

MetLife Investors USA Insurance Company (the "Company") has filed an application with the Securities and Exchange Commission ("SEC") requesting an order to allow the Company to remove certain variable investment options ("Existing Funds") and substitute new options ("Replacement Funds"). The Replacement Funds are portfolios of Met Investors Series Trust or Metropolitan Series Fund. To the extent that a Replacement Fund is not currently available as an investment option under your Contract, such Replacement Fund will be added as an investment option on or before the date of the substitution. Please retain this supplement and keep it with the prospectus.

The Company believes that the proposed substitutions are in the best interest of Contract holders. In each case, the Replacement Fund will have at least similar investment objectives and policies as the Existing Fund. The Company will bear all expenses related to the substitutions, and they will have no tax consequences for you. The Company anticipates that, if such order is granted, the proposed substitutions will occur on or about April 28, 2014.

The proposed substitutions and respective advisers and/or sub-advisers for the above-listed Contracts are:

EXISTING FUND AND CURRENT ADVISER (WITH CURRENT        REPLACEMENT FUND AND SUB-ADVISER
SUB-ADVISER AS NOTED)

Pioneer Disciplined Value VCT Portfolio - Class II     MFS(R) Value Portfolio - Class B
--------------------------------------------------     ----------------------------------------
Pioneer Investment Management, Inc.                    Massachusetts Financial Services Company

Pioneer Emerging Markets VCT Portfolio - Class II      MFS(R) Emerging Markets Equity Portfolio - Class B
--------------------------------------------------     --------------------------------------------------
Pioneer Investment Management, Inc.                    Massachusetts Financial Services Company

Pioneer Equity Income VCT Portfolio - Class II                 Invesco Comstock Portfolio - Class B
----------------------------------------------                 ------------------------------------
Pioneer Investment Management, Inc.                            Invesco Advisers, Inc.

Pioneer Ibbotson Growth Allocation VCT Portfolio - Class II    MetLife Moderate to Aggressive Allocation Portfolio - Class B
-----------------------------------------------------------    -------------------------------------------------------------
Pioneer Investment Management, Inc.
(Ibbotson Associates, Inc.)

Pioneer Ibbotson Moderate Allocation VCT Portfolio - Class II  MetLife Moderate Allocation Portfolio - Class B
-------------------------------------------------------------  -----------------------------------------------
Pioneer Investment Management, Inc.
(Ibbotson Associates, Inc.)

Please note that:

..   No action is required on your part at this time. You will not need to file a new election or take any immediate action if the SEC approves the substitution.

..   The elections you have on file for allocating your account value, premium payments and deductions will be redirected to the Replacement Fund unless you change your elections and transfer your funds before the substitution takes place.

..   You may transfer amounts in your Contract among the variable investment options and the fixed option as usual. The substitution itself will not be treated as a transfer for purposes of the transfer provisions of your Contract, subject to the Company's restrictions on transfers to prevent or limit frequent transfer activities by Contract owners or agents of Contract owners.

..   If you make one transfer from one of the above Existing Funds into one or more other subaccounts before the substitution, or from the Replacement Fund after the substitution, any transfer charge that might otherwise be imposed will be waived from the date of this Notice through the date that is 30 days after the substitution. In addition, if you make one transfer from an Existing Fund into a subaccount before the substitution or from a Replacement Fund within 30 days after the substitution, the transfer will not be treated as one of a limited number of transfers (or exchanges) permitted under your Contract.

..   On the effective date of the substitution, your account value in the variable investment option will be the same as before the substitution. However, the number of units you receive in the Replacement Fund will be different from the number of units in your Existing Fund, due to the difference in unit values.

..   There will be no tax consequences to you.

In connection with the substitutions, we will send you a prospectus for the Replacement Funds, as well as notice of the actual date of the substitutions and confirmation of transfers.

Please contact your registered representative if you have any questions.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.